Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Carrying value of long-term debt and lease obligations	$ 124.7	$ 160.7
Fair value of long-term debt	$ 120.7	$ 158.2